Condensed Financial Information (Parent Company) (Condensed Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments:
Available-for-sale Securities, Debt Securities	$ 365,425	$ 350,187
Short-term investments	8,621	13,955
Other Investments	21,283	16,229
Total investments	505,995	488,779
Cash and Cash Equivalents, at Carrying Value	10,808	7,585
Accrued Investment Income Receivable	4,120	4,255
Other Assets	7,862	8,369
Total assets	902,337	885,296
Liabilities
Payables for collateral under securities loaned and other transactions	35,326	30,411
Collateral financing arrangements	4,196	4,196
Junior subordinated debt securities	3,193	3,193
Other Liabilities	24,437	23,168
Total liabilities	829,678	822,313
Stockholders’ Equity
Preferred stock, par value $0.01 per share; 200,000,000 shares authorized: 84,000,000 shares issued and outstanding; $2,100 aggregate liquidation preference	1	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,153,998,144 and 1,125,224,024 shares issued, respectively; 1,131,927,894 and 1,122,030,137 shares outstanding, respectively	12	11
Additional paid-in capital	30,543	29,277
Retained earnings	32,020	27,332
Treasury stock, at cost; 22,070,250 and 3,193,887 shares, respectively	(1,172)	(172)
Accumulated other comprehensive income (loss)	10,649	5,104	11,397	6,083
Total stockholders’ equity	72,053	61,553
Total liabilities and stockholders’ equity	902,337	885,296
Parent Company [Member]
Investments:
Available-for-sale Securities, Debt Securities	5,088	4,531
Short-term investments	378	560
Other Investments	1,336	557
Total investments	6,802	5,648
Cash and Cash Equivalents, at Carrying Value	443	648	188	309
Accrued Investment Income Receivable	46	40
Investment in subsidiaries	88,152	76,871
Loans to subsidiaries	1,709	2,333
Other Assets	1,406	1,677
Total assets	98,558	87,217
Liabilities
Payables for collateral under securities loaned and other transactions	349	85
Long-term debt — unaffiliated	15,317	15,938
Long-term debt — affiliated	3,600	3,600
Collateral financing arrangements	2,797	2,797
Junior subordinated debt securities	1,748	1,748
Payables to subsidiaries	459	13
Other Liabilities	2,235	1,483
Total liabilities	26,505	25,664
Stockholders’ Equity
Preferred stock, par value $0.01 per share; 200,000,000 shares authorized: 84,000,000 shares issued and outstanding; $2,100 aggregate liquidation preference	1	1
Common stock, par value $0.01 per share; 3,000,000,000 shares authorized; 1,153,998,144 and 1,125,224,024 shares issued, respectively; 1,131,927,894 and 1,122,030,137 shares outstanding, respectively	12	11
Additional paid-in capital	30,543	29,277
Retained earnings	32,020	27,332
Treasury stock, at cost; 22,070,250 and 3,193,887 shares, respectively	(1,172)	(172)
Accumulated other comprehensive income (loss)	10,649	5,104
Total stockholders’ equity	72,053	61,553
Total liabilities and stockholders’ equity	$ 98,558	$ 87,217